Other income	12 Months Ended
Mar. 31, 2026
Other Income
Other income

10. Other income

	March 31,
	2024	2025	2026
Liability no longer required to be paid*	100,492	106,571	44,247
Gain on termination/rent concession of leases (Refer note 42)	-	619	-
Gain on sale of property, plant and equipment (net)	705	770	652
Miscellaneous income	1,165	997	1,659
Total	102,362	108,957	46,558

*	Liability no longer required to be paid represent trade payables in respect of which the Group does not have any further obligation.